As filed with the Securities and Exchange Commission on October 21, 2025

Securities Act Registration No. 333-175328

Investment Company Act Registration No. 811-22576

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. __
Post-Effective Amendment No. 61	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 62	☒

(Check appropriate box or boxes.)

Spend Life Wisely Funds Investment Trust

(Exact Name of Registrant as Specified in Charter)

1845 Woodall Rodgers, Suite 1000

Dallas, Texas 75201
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 871-5200

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On October 27, 2025 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to further delay the effectiveness of the Registrant’s Post-Effective Amendment to its Registration Statement that was filed July 24, 2025, (Amendment No. 55, accession number 0001162044-25-000679). Amendment No. 55 to the Trust’s Registration Statement relates to the Wisdom Short Duration Income Fund. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 55 under the Securities Act of 1933, as amended and Amendment No. 56 under the Investment Company Act of 1940, as amended, filed July 24, 2025, are incorporated by reference herein. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to delay the effectiveness of the Registration Statement until October 27, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Columbus, State of Ohio on the 21st of October 2025.

Spend Life Wisely Funds Investment Trust

By:	Kenneth Scott Canon*
Kenneth Scott Canon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
Curtis A. Hite*	Trustee	October 21, 2025
Jason Christopher Elliot*	Trustee	October 21, 2025
Larrie A. Weil*	Trustee	October 21, 2025
Kenneth Scott Canon*	President (Principal Executive Officer)	October 21, 2025
Joseph W. Thompson*	Treasurer, Chief Financial Officer	October 21, 2025
(Principal Financial Officer)

*By:	/s/ Michael V. Wible
Michael V. Wible
Attorney-in-Fact